Expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Expenses	Expenses:

For the years ended December 31	2022	2021
Cost of sales	$3,238,312	$3,111,924
Selling and distribution	498,552	522,539
Administrative expenses	81,657	68,131
Total expenses by function	$3,818,521	$3,702,594
Cost of raw materials and purchased methanol	2,789,921	2,739,817
Ocean freight and other logistics	325,893	356,520
Employee expenses, including share-based compensation	219,012	210,849
Other expenses	111,275	32,324
Cost of sales and operating expenses	3,446,101	3,339,510
Depreciation and amortization	372,420	363,084
Total expenses by nature	$3,818,521	$3,702,594

For the year ended December 31, 2022 we recorded a share-based compensation expense of $15.4 million (2021 - recovery of $1.2 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in cost of sales is $532.5 million (2021 - $620.2 million) of cost of sales which are recognized as sales to Methanex in our Atlas equity investee’s statements of income.